BRIGHTHOUSE FUNDS TRUST I
(the “Trust”)
SUPPLEMENT DATED NOVEMBER 6, 2025
TO THE
SUMMARY PROSPECTUS,
PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION, EACH
DATED APRIL 28, 2025, AS SUPPLEMENTED
OF THE PORTFOLIOS LISTED IN SCHEDULE A
The following disclosure supplements the “Management” section of each Portfolio’s Summary Prospectus and Prospectus, the “Additional Information About Management” section of each Portfolio’s Prospectus, and the subsection entitled “The Adviser” of the section entitled “Investment Advisory and Other Services” of the Statement of Additional Information:
On November 6, 2025, Brighthouse Financial, Inc. (“Brighthouse”), the parent company of the Portfolio’s investment adviser Brighthouse Investment Advisers, LLC (“BIA”) and Aquarian Capital LLC (“Aquarian”), a diversified global holding company with a strategic portfolio of insurance and asset management businesses, announced that they have entered into a definitive agreement under which an affiliate of Aquarian will acquire Brighthouse in an all cash transaction. The transaction is subject to approval by Brighthouse’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the transaction is expected to be consummated in 2026.
Under the Investment Company Act of 1940, the consummation of the transaction will result in the automatic termination of the Portfolio’s management agreement with BIA, and any related subadvisory agreements, where applicable. As a result, the Trusts’ Board of Trustees will be asked to approve a new management agreement between the Trust and BIA and new subadvisory agreements, where applicable. If approved by the Board of Trustees, the management agreement will be presented to the shareholders of the Portfolio for their approval.

SCHEDULE A
AB Global Dynamic Allocation Portfolio
AB International Bond Portfolio
Allspring Mid Cap Value Portfolio
American Funds® Aggressive Allocation Portfolio (formerly, American Funds® Growth Allocation Portfolio)
American Funds® Balanced Allocation Portfolio
American Funds® Growth Portfolio
American Funds® Moderate Allocation Portfolio
BlackRock Global Tactical Strategies Portfolio
BlackRock High Yield Portfolio
Brighthouse/Artisan International Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio
Brighthouse/Eaton Vance Floating Rate Portfolio
Brighthouse/Franklin Low Duration Total Return Portfolio
Brighthouse Small Cap Value Portfolio
Brighthouse/Templeton International Bond Portfolio
Brighthouse/Wellington Large Cap Research Portfolio
CBRE Global Real Estate Portfolio
Harris Oakmark International Portfolio
Invesco Balanced-Risk Allocation Portfolio
Invesco Comstock Portfolio
Invesco Small Cap Growth Portfolio
JPMorgan Core Bond Portfolio
JPMorgan Global Active Allocation Portfolio
JPMorgan Small Cap Value Portfolio
Loomis Sayles Global Allocation Portfolio
Loomis Sayles Growth Portfolio
MetLife Multi-Index Targeted Risk Portfolio
MFS® Research International Portfolio
Morgan Stanley Discovery Portfolio
PanAgora Global Diversified Risk Portfolio
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
Schroders Global Multi-Asset Portfolio
SSGA Emerging Markets Enhanced Index Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
T. Rowe Price Large Cap Value Portfolio
T. Rowe Price Mid Cap Growth Portfolio
TCW Core Fixed Income Portfolio
Victory Sycamore Mid Cap Value Portfolio
Western Asset Management Government Income Portfolio
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE SUMMARY PROSPECTUS, PROSPECTUS AND THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE